UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-7994

Western Asset Global Partners Income Fund Inc.
(Exact name of registrant as specified in charter)

55 Water Street, New York, NY		10041
(Address of principal executive offices)		(Zip code)

Robert I. Frenkel, Esq. Legg Mason & Co., LLC 100 First Stamford Place Stamford, CT 06902
(Name and address of agent for service)

Registrant's telephone number, including area code:		1-800-451-2010

Date of fiscal year end:	August 31

Date of reporting period:	November 30, 2008

ITEM 1.                                                     SCHEDULE OF INVESTMENTS

WESTERN ASSET
GLOBAL PARTNERS INCOME FUND INC.

FORM N-Q
NOVEMBER 30, 2008

Western Asset Global Partners Income Fund Inc.

Schedule of Investments (unaudited)	November 30, 2008

Face Amount†	Security	Value
CORPORATE BONDS & NOTES — 64.2%
CONSUMER DISCRETIONARY — 9.1%
Auto Components — 0.4%
485,000	Allison Transmission Inc., Senior Notes, 11.250% due 11/1/15 (a)(b)	$196,425
	Visteon Corp., Senior Notes:
509,000	8.250% due 8/1/10	160,335
1,171,000	12.250% due 12/31/16 (a)	204,925
	Total Auto Components	561,685
Automobiles — 0.7%
	Ford Motor Co., Debentures:
265,000	8.875% due 1/15/22	59,625
595,000	8.900% due 1/15/32	139,825
	General Motors Corp.:
1,300,000	Notes, 7.200% due 1/15/11	354,250
1,950,000	Senior Debentures, 8.375% due 7/15/33	438,750
	Total Automobiles	992,450
Diversified Consumer Services — 0.3%
	Education Management LLC/Education Management Finance Corp.:
60,000	Senior Notes, 8.750% due 6/1/14	43,800
490,000	Senior Subordinated Notes, 10.250% due 6/1/16	343,000
130,000	Service Corp. International, Senior Notes, 7.500% due 4/1/27	82,550
	Total Diversified Consumer Services	469,350
Hotels, Restaurants & Leisure — 2.2%
	Boyd Gaming Corp., Senior Subordinated Notes:
90,000	6.750% due 4/15/14	54,450
100,000	7.125% due 2/1/16	57,000
590,000	Buffets Inc., Senior Notes, 12.500% due 11/1/14 (c)	4,425
480,000	Caesars Entertainment Inc., Senior Subordinated Notes, 8.125% due 5/15/11	165,600
125,000	Carrols Corp., Senior Subordinated Notes, 9.000% due 1/15/13	83,750
675,000	Denny’s Holdings Inc., Senior Notes, 10.000% due 10/1/12	465,750
300,000	Downstream Development Quapaw, Senior Notes, 12.000% due 10/15/15 (a)	176,250
335,000	El Pollo Loco Inc., Senior Notes, 11.750% due 11/15/13	249,575
120,000	Harrah’s Operating Co. Inc., Senior Notes, 10.750% due 2/1/16 (a)	27,300
440,000	Indianapolis Downs LLC & Capital Corp., Senior Secured Notes, 11.000% due 11/1/12 (a)	211,200
800,000	Inn of the Mountain Gods Resort & Casino, Senior Notes, 12.000% due 11/15/10	268,000
210,000	MGM MIRAGE Inc., Senior Notes, 13.000% due 11/15/13 (a)	176,400
55,000	Mohegan Tribal Gaming Authority, Senior Subordinated Notes, 6.875% due 2/15/15	29,700
569,000	Pokagon Gaming Authority, Senior Notes, 10.375% due 6/15/14 (a)	483,650
755,000	Sbarro Inc., Senior Notes, 10.375% due 2/1/15	426,575
245,000	Snoqualmie Entertainment Authority, Senior Secured Notes, 6.875% due 2/1/14 (a)(d)	145,775
	Station Casinos Inc.:
	Senior Notes:
560,000	6.000% due 4/1/12	176,400
185,000	7.750% due 8/15/16	57,350
	Senior Subordinated Notes:
475,000	6.500% due 2/1/14	45,125
50,000	6.625% due 3/15/18	4,750
	Total Hotels, Restaurants & Leisure	3,309,025

See Notes to Schedule of Investments.

Western Asset Global Partners Income Fund Inc.

Schedule of Investments (unaudited) (continued)	November 30, 2008

Face Amount†	Security	Value
Household Durables — 1.2%
55,000	American Greetings Corp., Senior Notes, 7.375% due 6/1/16	$44,000
1,250,000	Holt Group Inc., Senior Notes, 9.750% due 1/15/49 (c)(e)(f)	0
765,000	K Hovnanian Enterprises Inc., Senior Notes, 11.500% due 5/1/13	589,050
665,000	Norcraft Cos. LP/Norcraft Finance Corp., Senior Subordinated Notes, 9.000% due 11/1/11	601,825
695,000	Norcraft Holdings LP/Norcraft Capital Corp., Senior Discount Notes, 9.750% due 9/1/12	559,475
	Total Household Durables	1,794,350
Internet & Catalog Retail — 0.1%
320,000	Ticketmaster, Senior Notes, 10.750% due 8/1/16 (a)	161,600
Media — 2.9%
	Affinion Group Inc.:
110,000	Senior Notes, 10.125% due 10/15/13	75,900
935,000	Senior Subordinated Notes, 11.500% due 10/15/15	551,650
2,259,000	CCH I LLC/CCH I Capital Corp., Senior Secured Notes, 11.000% due 10/1/15	609,930
38,000	CCH II LLC/CCH II Capital Corp., Senior Notes, 10.250% due 10/1/13	17,480
200,000	Charter Communications Holdings LLC, Senior Discount Notes, 12.125% due 1/15/12 (f)	51,000
210,000	Charter Communications Holdings LLC/Charter Communications Holdings Capital Corp., Senior Discount Notes, 11.750% due 5/15/11	45,150
910,000	Charter Communications Inc., Senior Secured Notes, 10.875% due 9/15/14 (a)	657,475
	CSC Holdings Inc.:
80,000	Senior Debentures, 8.125% due 8/15/09	77,000
345,000	Senior Notes, 6.750% due 4/15/12	290,662
825,000	Dex Media West LLC/Dex Media Finance Co., Senior Subordinated Notes, 9.875% due 8/15/13	183,562
75,000	DIRECTV Holdings LLC/DIRECTV Financing Co. Inc., Senior Notes, 8.375% due 3/15/13	69,375
	EchoStar DBS Corp., Senior Notes:
280,000	6.625% due 10/1/14	200,900
245,000	7.750% due 5/31/15	181,300
520,000	Globo Communicacoes e Participacoes SA, Bonds, 7.250% due 4/26/22 (a)	401,700
1,345,000	Idearc Inc., Senior Notes, 8.000% due 11/15/16	117,688
150,000	R.H. Donnelley Corp., Senior Notes, 8.875% due 1/15/16	20,250
140,000	R.H. Donnelley Inc., 11.750% due 5/15/15 (a)	37,800
320,000	Sun Media Corp., 7.625% due 2/15/13	265,600
	TL Acquisitions Inc.:
570,000	Senior Notes, 10.500% due 1/15/15 (a)	310,650
450,000	Senior Subordinated Notes, step bond to yield 13.361% due 7/15/15 (a)	196,875
	Total Media	4,361,947
Multiline Retail — 0.8%
755,000	Dollar General Corp., Senior Subordinated Notes, 11.875% due 7/15/17 (b)	609,663
	Neiman Marcus Group Inc.:
1,235,000	Senior Notes, 9.000% due 10/15/15 (b)	531,050
140,000	Senior Secured Notes, 7.125% due 6/1/28	65,100
	Total Multiline Retail	1,205,813
Specialty Retail — 0.4%
	AutoNation Inc., Senior Notes:
85,000	6.753% due 4/15/13 (d)	54,400
95,000	7.000% due 4/15/14	62,225
540,000	Blockbuster Inc., Senior Subordinated Notes, 9.000% due 9/1/12	270,000

See Notes to Schedule of Investments.

Western Asset Global Partners Income Fund Inc.

Schedule of Investments (unaudited) (continued)	November 30, 2008

Face Amount†	Security	Value
Specialty Retail — 0.4% (continued)
120,000	Eye Care Centers of America, Senior Subordinated Notes, 10.750% due 2/15/15	$113,400
330,000	Michaels Stores Inc., Senior Notes, 10.000% due 11/1/14	105,600
	Total Specialty Retail	605,625
Textiles, Apparel & Luxury Goods — 0.1%
325,000	Oxford Industries Inc., Senior Notes, 8.875% due 6/1/11	232,375
	TOTAL CONSUMER DISCRETIONARY	13,694,220
CONSUMER STAPLES — 1.7%
Beverages — 0.3%
515,000	Constellation Brands Inc., Senior Notes, 7.250% due 9/1/16	430,025
Food & Staples Retailing — 0.1%
87,000	Delhaize America Inc., Debentures, 9.000% due 4/15/31	80,531
Food Products — 0.5%
	Dole Food Co. Inc., Senior Notes:
50,000	8.625% due 5/1/09	45,000
825,000	7.250% due 6/15/10	585,750
110,000	Stater Brothers Holdings Inc., Senior Notes, 7.750% due 4/15/15	88,550
	Total Food Products	719,300
Household Products — 0.3%
300,000	American Achievement Corp., Senior Subordinated Notes, 8.250% due 4/1/12 (a)	250,500
325,000	Visant Holding Corp., Senior Notes, 8.750% due 12/1/13	235,625
	Total Household Products	486,125
Tobacco — 0.5%
	Alliance One International Inc., Senior Notes:
55,000	8.500% due 5/15/12	41,525
620,000	11.000% due 5/15/12	523,900
290,000	Altria Group Inc., Senior Notes, 9.700% due 11/10/18	293,920
	Total Tobacco	859,345
	TOTAL CONSUMER STAPLES	2,575,326
ENERGY — 9.6%
Energy Equipment & Services — 0.3%
355,000	Complete Production Services Inc., Senior Notes, 8.000% due 12/15/16	225,425
175,000	Pride International Inc., Senior Notes, 7.375% due 7/15/14	150,062
70,000	Southern Natural Gas Co., Senior Notes, 8.000% due 3/1/32	55,195
	Total Energy Equipment & Services	430,682
Oil, Gas & Consumable Fuels — 9.3%
540,000	Atlas Pipeline Partners LP, 8.750% due 6/15/18 (a)	348,300
1,675,000	Belden & Blake Corp., Secured Notes, 8.750% due 7/15/12	1,180,875
990,000	Chesapeake Energy Corp., Senior Notes, 6.625% due 1/15/16	695,475
500,000	Compagnie Generale de Geophysique SA, Senior Notes, 7.750% due 5/15/17	309,375
714,604	Corral Finans AB, Senior Secured Subordinated Bonds, 9.753% due 4/15/10 (a)(b)(d)	464,493
	El Paso Corp.:
900,000	Medium-Term Notes, 7.800% due 8/1/31	575,943
825,000	Notes, 7.875% due 6/15/12	691,441
	Enterprise Products Operating LP:
350,000	Junior Subordinated Notes, 8.375% due 8/1/66 (d)	219,014
260,000	Subordinated Notes, 7.034% due 1/15/68 (d)	135,382
805,000	EXCO Resources Inc., Senior Notes, 7.250% due 1/15/11	623,875

See Notes to Schedule of Investments.

Western Asset Global Partners Income Fund Inc.

Schedule of Investments (unaudited) (continued)	November 30, 2008

Face Amount†		Security	Value
Oil, Gas & Consumable Fuels — 9.3% (continued)
1,410,000		Gaz Capital SA, Medium Term Notes, 7.288% due 8/16/37 (a)	$803,700
		Gazprom, Loan Participation Notes:
1,240,000		6.212% due 11/22/16 (a)	725,400
260,000		Senior Notes, 6.510% due 3/7/22 (a)	133,900
140,000		Inergy LP/Inergy Finance Corp., Senior Notes, 8.250% due 3/1/16	103,600
765,000		International Coal Group Inc., Senior Notes, 10.250% due 7/15/14	581,400
1,530,000		KazMunaiGaz Finance Sub B.V., Senior Notes, 8.375% due 7/2/13 (a)	1,170,450
		Mariner Energy Inc., Senior Notes:
260,000		7.500% due 4/15/13	170,300
120,000		8.000% due 5/15/17	64,800
330,000		MarkWest Energy Partners LP/MarkWest Energy Finance Corp., Senior Notes, 8.750% due 4/15/18	209,550
		OPTI Canada Inc., Senior Secured Notes:
170,000		7.875% due 12/15/14	65,450
60,000		8.250% due 12/15/14	23,700
440,000		Parallel Petroleum Corp., 10.250% due 8/1/14	277,200
300,000		Parker Drilling Co., Senior Notes, 9.625% due 10/1/13	249,000
813,000		Pemex Project Funding Master Trust, Senior Bonds, 6.625% due 6/15/35	615,288
470,000		Petrohawk Energy Corp., Senior Notes, 9.125% due 7/15/13	361,900
470,000		Petroplus Finance Ltd., Senior Notes, 6.750% due 5/1/14 (a)	305,500
200,000		Quicksilver Resources Inc., 8.250% due 8/1/15	130,000
1,400,000		SandRidge Energy Inc., Senior Notes, 8.000% due 6/1/18 (a)	903,000
1,090,000		SemGroup LP, Senior Notes, 8.750% due 11/15/15 (a)(c)(e)	27,250
320,000		Southwestern Energy Co., Senior Notes, 7.500% due 2/1/18 (a)	272,000
110,000		Targa Resources Partners LP, Senior Notes, 8.250% due 7/1/16 (a)	72,050
200,000		Teekay Corp., Senior Notes, 8.875% due 7/15/11	172,500
600,000		VeraSun Energy Corp., Senior Notes, 9.375% due 6/1/17 (c)	72,000
330,000		W&T Offshore Inc., Senior Notes, 8.250% due 6/15/14 (a)	206,250
725,000		Whiting Petroleum Corp., Senior Subordinated Notes, 7.000% due 2/1/14	493,000
		Williams Cos. Inc.:
		Notes:
120,000		7.125% due 9/1/11	103,862
185,000		8.750% due 3/15/32	135,320
300,000		Senior Notes, 7.625% due 7/15/19	229,878
		Total Oil, Gas & Consumable Fuels	13,922,421
		TOTAL ENERGY	14,353,103
FINANCIALS — 10.0%
Commercial Banks — 5.4%
1,150,000		ATF Capital BV, Senior Notes, 9.250% due 2/21/14 (a)	695,750
3,768,531		HSBC Bank PLC, 7.000% due 11/1/11 (f)	2,793,235
		HSBK Europe BV:
250,000		9.250% due 10/16/13 (a)	191,250
740,000		7.250% due 5/3/17 (a)	425,500
		ICICI Bank Ltd., Subordinated Bonds:
186,000		6.375% due 4/30/22 (a)(d)	93,917
130,000		6.375% due 4/30/22 (a)(d)	64,988
65,777,500	RUB	JPMorgan Chase Bank, Credit-Linked Notes (Russian Agricultural Bank), 9.500% due 2/11/11 (a)(f)	1,549,605
810,000		RSHB Capital, Loan Participation Notes, 7.125% due 1/14/14 (a)	520,668
		Russian Agricultural Bank, Loan Participation Notes:
731,000		7.175% due 5/16/13 (a)	496,568
1,686,000		6.299% due 5/15/17 (a)	876,383
		TuranAlem Finance BV, Bonds:
530,000		8.250% due 1/22/37 (a)	209,350

See Notes to Schedule of Investments.

Western Asset Global Partners Income Fund Inc.

Schedule of Investments (unaudited) (continued)	November 30, 2008

Face Amount†	Security	Value
Commercial Banks — 5.4% (continued)
475,000	8.250% due 1/22/37 (a)	$186,438
	Total Commercial Banks	8,103,652
Consumer Finance — 2.2%
	Ford Motor Credit Co.:
	Notes:
100,000	7.875% due 6/15/10	50,988
295,000	7.000% due 10/1/13	124,239
	Senior Notes:
862,000	8.069% due 6/15/11 (d)	371,737
170,000	7.569% due 1/13/12 (d)	75,013
2,680,000	12.000% due 5/15/15	1,308,604
2,605,000	General Motors Acceptance Corp., Bonds, 8.000% due 11/1/31	685,667
	SLM Corp., Senior Notes:
160,000	3.695% due 7/26/10 (d)	125,237
830,000	8.450% due 6/15/18	602,868
	Total Consumer Finance	3,344,353
Diversified Financial Services — 1.9%
320,000	Capmark Financial Group Inc., 5.875% due 5/10/12	94,505
335,000	CCM Merger Inc., Notes, 8.000% due 8/1/13 (a)	189,275
130,000	El Paso Performance-Linked Trust Certificates, Senior Notes, 7.750% due 7/15/11 (a)	108,481
260,000	Galaxy Entertainment Finance Co. Ltd., 8.133% due 12/15/10 (a)(d)	100,100
	Leucadia National Corp., Senior Notes:
380,000	8.125% due 9/15/15	331,550
140,000	7.125% due 3/15/17	116,550
	Residential Capital LLC:
278,000	Junior Secured Notes, 9.625% due 5/15/15 (a)	29,885
775,000	Senior Secured Notes, 8.500% due 5/15/10 (a)	228,625
	TNK-BP Finance SA:
760,000	Bonds, 7.500% due 7/18/16 (a)	338,200
1,160,000	Senior Notes, 7.875% due 3/13/18 (a)	504,600
610,000	Vanguard Health Holdings Co., I LLC, Senior Discount Notes, step bond to yield 10.998% due 10/1/15	472,750
525,000	Vanguard Health Holdings Co., II LLC, Senior Subordinated Notes, 9.000% due 10/1/14	422,625
	Total Diversified Financial Services	2,937,146
Insurance — 0.2%
880,000	American International Group Inc., Junior Subordinated Debentures, 8.175% due 5/15/58 (a)(d)	292,839
Real Estate Investment Trusts (REITs) — 0.1%
20,000	Forest City Enterprises Inc., Senior Notes, 7.625% due 6/1/15	10,100
120,000	Ventas Realty LP/Ventas Capital Corp., Senior Notes, 6.500% due 6/1/16	94,500
	Total Real Estate Investment Trusts (REITs)	104,600
Real Estate Management & Development — 0.2%
335,000	Ashton Woods USA LLC/Ashton Woods Finance Co., Senior Subordinated Notes, 9.500% due 10/1/15 (c)	68,675
	Realogy Corp.:
590,000	10.500% due 4/15/14	106,200
52,306	11.000% due 4/15/14 (b)	8,238

See Notes to Schedule of Investments.

Western Asset Global Partners Income Fund Inc.

Schedule of Investments (unaudited) (continued)	November 30, 2008

Face Amount†	Security	Value
Real Estate Management & Development — 0.2% (continued)
640,000	Senior Subordinated Notes, 12.375% due 4/15/15	$105,600
	Total Real Estate Management & Development	288,713
	TOTAL FINANCIALS	15,071,303
HEALTH CARE — 4.8%
Health Care Equipment & Supplies — 0.4%
395,000	Advanced Medical Optics Inc., Senior Subordinated Notes, 7.500% due 5/1/17	219,225
	Biomet Inc., Senior Notes:
450,000	10.375% due 10/15/17 (b)	335,250
85,000	11.625% due 10/15/17	64,175
	Total Health Care Equipment & Supplies	618,650
Health Care Providers & Services — 4.3%
850,000	CRC Health Corp., 10.750% due 2/1/16	497,250
	DaVita Inc.:
310,000	Senior Notes, 6.625% due 3/15/13	275,900
455,000	Senior Subordinated Notes, 7.250% due 3/15/15	395,850
	HCA Inc.:
400,000	Debentures, 7.500% due 12/15/23	203,865
440,000	Notes, 6.375% due 1/15/15	255,200
4,000	Senior Notes, 6.250% due 2/15/13	2,580
	Senior Secured Notes:
445,000	9.250% due 11/15/16	362,675
1,365,000	9.625% due 11/15/16 (b)	986,213
975,000	IASIS Healthcare LLC/IASIS Capital Corp., Senior Subordinated Notes, 8.750% due 6/15/14	745,875
	Tenet Healthcare Corp., Senior Notes:
665,000	6.375% due 12/1/11	508,725
160,000	6.500% due 6/1/12	117,600
754,000	7.375% due 2/1/13	524,030
455,000	9.875% due 7/1/14	329,875
	Universal Hospital Services Inc., Senior Secured Notes:
130,000	6.303% due 6/1/15 (d)	85,150
635,000	8.500% due 6/1/15 (b)	485,775
1,005,000	US Oncology Holdings Inc., Senior Notes, 8.334% due 3/15/12 (b)(d)	638,175
	Total Health Care Providers & Services	6,414,738
Pharmaceuticals — 0.1%
1,515,000	Leiner Health Products Inc., Senior Subordinated Notes, 11.000% due 6/1/12 (c) (e)	79,537
	TOTAL HEALTH CARE	7,112,925
INDUSTRIALS — 7.4%
Aerospace & Defense — 0.9%
350,000	BE Aerospace Inc., 8.500% due 7/1/18	289,625
555,000	DRS Technologies Inc., Senior Subordinated Notes, 6.625% due 2/1/16	553,613
1,300,000	Hawker Beechcraft Acquisition Co., Senior Notes, 8.875% due 4/1/15 (b)	539,500
	Total Aerospace & Defense	1,382,738
Airlines — 1.2%
	Continental Airlines Inc., Pass-Through Certificates:
157,148	8.312% due 4/2/11	116,289
230,000	7.339% due 4/19/14	151,800
1,130,000	DAE Aviation Holdings Inc., Senior Notes, 11.250% due 8/1/15 (a)	796,650
	Delta Air Lines Inc.:
329,143	8.954% due 8/10/14	169,509

See Notes to Schedule of Investments.

Western Asset Global Partners Income Fund Inc.

Schedule of Investments (unaudited) (continued)	November 30, 2008

Face Amount†	Security	Value
Airlines — 1.2% (continued)
	Pass-Through Certificates:
357,623	6.619% due 3/18/11	$300,403
310,000	7.711% due 9/18/11	199,950
	Total Airlines	1,734,601
Building Products — 1.3%
	Associated Materials Inc.:
1,420,000	Senior Discount Notes, step bond to yield 15.124% due 3/1/14	731,300
170,000	Senior Subordinated Notes, 9.750% due 4/15/12	146,200
758,000	GTL Trade Finance Inc., 7.250% due 10/20/17 (a)	635,530
290,000	Nortek Inc., Senior Secured Notes, 10.000% due 12/1/13	204,450
940,000	NTK Holdings Inc., Senior Discount Notes, step bond to yield 15.368% due 3/1/14	220,900
	Total Building Products	1,938,380
Commercial Services & Supplies — 1.5%
	DynCorp International LLC/DIV Capital Corp.:
120,000	9.500% due 2/15/13 (a)	102,900
1,519,000	Senior Subordinated Notes, 9.500% due 2/15/13	1,291,150
780,000	Rental Services Corp., Senior Notes, 9.500% due 12/1/14	386,100
2,000,000	Safety-Kleen Services Inc., Senior Subordinated Notes, 9.250% due 6/1/08 (c) (e) (f)	0
	US Investigations Services Inc.:
750,000	11.750% due 5/1/16 (a)	476,250
60,000	Senior Subordinated Notes, 10.500% due 11/1/15 (a)	44,100
	Total Commercial Services & Supplies	2,300,500
Construction & Engineering — 0.5%
560,000	CSC Holdings Inc., Senior Notes, 8.500% due 6/15/15 (a)	455,000
470,000	Odebrecht Finance Ltd., 7.500% due 10/18/17 (a)	353,675
	Total Construction & Engineering	808,675
Electrical Equipment — 0.0%
120,000	Sensata Technologies B.V., Senior Notes, 8.000% due 5/1/14	54,600
Industrial Conglomerates — 0.2%
	Sequa Corp., Senior Notes:
260,000	11.750% due 12/1/15 (a)	115,700
268,775	13.500% due 12/1/15 (a)(b)	103,478
	Total Industrial Conglomerates	219,178
Machinery — 0.1%
170,000	American Railcar Industries Inc., Senior Notes, 7.500% due 3/1/14	123,250
Road & Rail — 1.1%
1,575,000	Hertz Corp., Senior Subordinated Notes, 10.500% due 1/1/16	637,875
	Kansas City Southern de Mexico, Senior Notes:
1,090,000	9.375% due 5/1/12	872,000
160,000	7.625% due 12/1/13	121,600
25,000	7.375% due 6/1/14	18,500
	Total Road & Rail	1,649,975
Trading Companies & Distributors — 0.5%
315,000	Ashtead Holdings PLC, Senior Secured Notes, 8.625% due 8/1/15 (a)	184,275
430,000	H&E Equipment Services Inc., Senior Notes, 8.375% due 7/15/16	225,750
1,045,000	Penhall International Corp., Senior Secured Notes, 12.000% due 8/1/14 (a)	402,325
	Total Trading Companies & Distributors	812,350

See Notes to Schedule of Investments.

Western Asset Global Partners Income Fund Inc.

Schedule of Investments (unaudited) (continued)	November 30, 2008

Face Amount†	Security	Value
Transportation Infrastructure — 0.1%
	Swift Transportation Co., Senior Secured Notes:
790,000	9.899% due 5/15/15 (a)(d)	$94,800
345,000	12.500% due 5/15/17 (a)	47,869
	Total Transportation Infrastructure	142,669
	TOTAL INDUSTRIALS	11,166,916
INFORMATION TECHNOLOGY — 1.2%
Communications Equipment — 0.3%
880,000	Lucent Technologies Inc., Debentures, 6.450% due 3/15/29	356,400
Electronic Equipment, Instruments & Components — 0.0%
200,000	NXP BV/NXP Funding LLC, Senior Secured Notes, 7.503% due 10/15/13 (d)	50,250
IT Services — 0.7%
445,000	Ceridian Corp., Senior Notes, 12.250% due 11/15/15 (a)(b)	214,713
1,500,000	First Data Corp., 5.625% due 11/1/11	759,375
95,000	SunGard Data Systems Inc., Senior Subordinated Notes, 10.250% due 8/15/15	55,575
	Total IT Services	1,029,663
Semiconductors & Semiconductor Equipment — 0.0%
	Freescale Semiconductor Inc., Senior Notes:
40,000	8.875% due 12/15/14	13,800
80,000	9.125% due 12/15/14 (b)	16,800
	Total Semiconductors & Semiconductor Equipment	30,600
Software — 0.2%
565,000	Activant Solutions Inc., Senior Subordinated Notes, 9.500% due 5/1/16	330,525
	TOTAL INFORMATION TECHNOLOGY	1,797,438
MATERIALS — 7.6%
Chemicals — 1.0%
750,000	FMC Finance III SA, Senior Notes, 6.875% due 7/15/17	630,000
1,105,000	Georgia Gulf Corp., Senior Notes, 10.750% due 10/15/16	320,450
450,000	Methanex Corp., Senior Notes, 8.750% due 8/15/12 (f)	405,000
1,130,000	Montell Finance Co. BV, Debentures, 8.100% due 3/15/27 (a)	186,450
	Total Chemicals	1,541,900
Containers & Packaging — 0.4%
160,000	Plastipak Holdings Inc., Senior Notes, 8.500% due 12/15/15 (a)	110,400
325,000	Radnor Holdings Inc., Senior Notes, 11.000% due 3/15/10 (c)(e)(f)	0
250,000	Rock-Tenn Co., Senior Notes, 9.250% due 3/15/16 (a)	216,250
330,000	Solo Cup Co., Senior Subordinated Notes, 8.500% due 2/15/14	206,250
	Total Containers & Packaging	532,900
Metals & Mining — 4.5%
1,040,000	Evraz Group SA, Notes, 8.875% due 4/24/13 (a)	457,600
30,000	Metals USA Holdings Corp., 10.883% due 7/1/12 (b)(d)	8,400
730,000	Metals USA Inc., Senior Secured Notes, 11.125% due 12/1/15	452,600
1,065,000	Noranda Aluminium Holding Corp., Senior Notes, 8.345% due 11/15/14 (b) (d)	133,125
900,000	Novelis Inc., Senior Notes, 7.250% due 2/15/15	526,500
1,305,000	Ryerson Inc., Senior Secured Notes, 12.250% due 11/1/15 (a)	815,625
4,280,000	Vale Overseas Ltd., Notes, 6.875% due 11/21/36 (g)	3,497,137
1,530,000	Vedanta Resources PLC, Senior Notes, 8.750% due 1/15/14 (a)	864,450
	Total Metals & Mining	6,755,437

See Notes to Schedule of Investments.

Western Asset Global Partners Income Fund Inc.

Schedule of Investments (unaudited) (continued)	November 30, 2008

Face Amount†	Security	Value
Paper & Forest Products — 1.7%
	Abitibi-Consolidated Co. of Canada:
967,000	15.500% due 7/15/10 (a)	$319,110
1,080,000	Senior Secured Notes, 13.750% due 4/1/11 (a)	820,800
755,000	Appleton Papers Inc., Senior Subordinated Notes, 9.750% due 6/15/14	411,475
	NewPage Corp., Senior Secured Notes:
900,000	9.443% due 5/1/12 (d)	477,000
200,000	10.000% due 5/1/12	109,000
150,368	Newpage Holding Corp., 10.265% due 11/1/13 (b)(d)	68,041
600,000	Smurfit Capital Funding PLC, Debentures, 7.500% due 11/20/25	399,000
90,000	Verso Paper Holdings LLC, 11.375% due 8/1/16	33,750
	Total Paper & Forest Products	2,638,176
	TOTAL MATERIALS	11,468,413
TELECOMMUNICATION SERVICES — 8.0%
Diversified Telecommunication Services — 5.5%
	Axtel SAB de CV, Senior Notes:
70,000	11.000% due 12/15/13	54,950
1,793,000	7.625% due 2/1/17 (a)	1,223,722
100,000	7.625% due 2/1/17 (a)	68,500
110,000	Cincinnati Bell Telephone Co., Senior Debentures, 6.300% due 12/1/28	63,250
	Citizens Communications Co.:
15,000	Debentures, 7.050% due 10/1/46	6,225
510,000	Senior Notes, 7.875% due 1/15/27	252,450
	Hawaiian Telcom Communications Inc.:
180,000	Senior Notes, 9.750% due 5/1/13 (c)	8,100
405,000	Senior Subordinated Notes, 12.500% due 5/1/15 (c)	4,050
1,750,000	Intelsat Corp., Senior Notes, 9.250% due 8/15/14 (a)	1,518,125
	Level 3 Financing Inc., Senior Notes:
65,000	12.250% due 3/15/13	37,700
980,000	9.250% due 11/1/14	519,400
40,000	6.845% due 2/15/15 (d)	17,600
1,815,000	Nordic Telephone Co. Holdings, Senior Secured Bonds, 8.875% due 5/1/16 (a)	1,324,950
725,000	Qwest Communications International Inc., Senior Notes, 7.500% due 2/15/14	474,875
845,000	Telcordia Technologies Inc., Senior Subordinated Notes, 10.000% due 3/15/13 (a)	468,975
480,000	UBS Luxembourg SA for OJSC Vimpel Communications, Loan Participation Notes, 8.250% due 5/23/16 (a)	217,200
	Vimpel Communications:
520,000	Loan Participation Notes, 8.375% due 4/30/13 (a)	288,600
248,000	Loan Participation Notes, Secured Notes, 8.375% due 4/30/13 (a)	133,332
1,000,000	Virgin Media Finance PLC, Senior Notes, 9.125% due 8/15/16	710,000
455,000	Wind Acquisition Finance SA, Senior Bonds, 10.750% due 12/1/15 (a)	375,375
580,000	Windstream Corp., Senior Notes, 8.625% due 8/1/16	455,300
	Total Diversified Telecommunication Services	8,222,679
Wireless Telecommunication Services — 2.5%
420,000	ALLTEL Communications Inc., Senior Notes, 10.375% due 12/1/17 (a) (b)	459,900
700,000	America Movil SAB de CV, Senior Notes, 5.625% due 11/15/17 (g)	590,567
190,000	iPCS Inc., Senior Secured Notes, 5.318% due 5/1/13 (d)	133,950
195,000	MetroPCS Wireless Inc., Senior Notes, 9.250% due 11/1/14	160,875
	Sprint Capital Corp., Senior Notes:
605,000	7.625% due 1/30/11	435,795
160,000	8.375% due 3/15/12	108,870
1,110,000	6.875% due 11/15/28	544,863

See Notes to Schedule of Investments.

Western Asset Global Partners Income Fund Inc.

Schedule of Investments (unaudited) (continued)	November 30, 2008

Face Amount†	Security	Value
Wireless Telecommunication Services — 2.5% (continued)
340,000	8.750% due 3/15/32	$177,067
	True Move Co., Ltd.:
950,000	10.375% due 8/1/14 (a)	318,250
2,430,000	Notes, 10.750% due 12/16/13 (a)	862,650
	Total Wireless Telecommunication Services	3,792,787
	TOTAL TELECOMMUNICATION SERVICES	12,015,466
UTILITIES — 4.8%
Electric Utilities — 0.6%
560,000	EEB International Ltd., Senior Bonds, 8.750% due 10/31/14 (a)	481,600
680,000	Texas Competitive Electric Holding Co. LLC, Senior Notes, 10.500% due 11/1/16 (a)(b)	370,600
	Total Electric Utilities	852,200
Gas Utilities — 0.1%
270,000	Suburban Propane Partners LP/Suburban Energy Finance Corp., Senior Notes, 6.875% due 12/15/13	207,900
Independent Power Producers & Energy Traders — 4.1%
300,000	AES Corp., Senior Notes, 9.375% due 9/15/10	259,500
480,000	Dynegy Holdings Inc., Senior Debentures, 7.625% due 10/15/26	213,600
280,000	Dynegy Inc., Bonds, 7.670% due 11/8/16	199,724
	Edison Mission Energy, Senior Notes:
610,000	7.750% due 6/15/16	480,375
350,000	7.200% due 5/15/19	257,250
440,000	7.625% due 5/15/27	301,400
5,430,000	Energy Future Holdings, Senior Notes, 11.250% due 11/1/17 (a)(b)	2,918,625
805,000	Mirant North America LLC, Senior Notes, 7.375% due 12/31/13	700,350
	NRG Energy Inc., Senior Notes:
275,000	7.250% due 2/1/14	224,813
600,000	7.375% due 2/1/16	489,000
135,000	7.375% due 1/15/17	109,350
	Total Independent Power Producers & Energy Traders	6,153,987
	TOTAL UTILITIES	7,214,087
	TOTAL CORPORATE BONDS & NOTES (Cost — $164,791,791)	96,469,197
ASSET-BACKED SECURITY — 0.0%
FINANCIAL — 0.0%
Diversified Financial Services — 0.0%
987,700	Airplanes Pass-Through Trust, Subordinated Notes, 10.875% due 3/15/19 (c) (e) (f) (Cost - $987,700)	0
CONVERTIBLE BONDS & NOTES — 0.3%
CONSUMER DISCRETIONARY — 0.1%
Media — 0.1%
365,000	Virgin Media Inc., Senior Notes, 6.500% due 11/15/16 (a)	153,756
INDUSTRIALS — 0.2%
Marine Services — 0.2%
570,000	Horizon Lines Inc., Senior Notes, 4.250% due 8/15/12	294,263
	TOTAL CONVERTIBLE BONDS & NOTES (Cost — $716,076)	448,019

See Notes to Schedule of Investments.

Western Asset Global Partners Income Fund Inc.

Schedule of Investments (unaudited) (continued)	November 30, 2008

Face Amount†		Security	Value
COLLATERALIZED SENIOR LOANS — 1.0%
CONSUMER DISCRETIONARY — 0.3%
Auto Components — 0.3%
726,653		Allison Transmission Inc., Term Loan B, 5.263% due 8/7/14 (d)	$444,297
ENERGY — 0.4%
Energy Equipment & Services — 0.4%
786,502		Turbo Beta Ltd., Term Loan, 14.500% due 3/15/18 (d)(e)	625,269
MATERIALS — 0.3%
Containers & Packaging — 0.2%
1,100,003		Berry Plastics Corp., Senior Term Loan, 9.791% due 6/15/14 (d)	385,001
Paper & Forest Products — 0.1%
224,000		Verso Paper Holdings LLC, 10.012% due 2/1/13 (d)	106,400
		TOTAL MATERIALS	491,401
		TOTAL COLLATERALIZED SENIOR LOANS (Cost — $2,637,735)	1,560,967
SOVEREIGN BONDS — 32.0%
Argentina — 1.3%
		Republic of Argentina:
4,199,000		Bonds, 7.000% due 9/12/13	1,235,556
1,272,111		Discount Notes, 8.280% due 12/31/33 (g)	394,354
5,670,000		GDP Linked Securities, 1.330% due 12/15/35 (d)	253,732
		Total Argentina	1,883,642
Brazil — 12.0%
9,001,000	BRL	Brazil Nota do Tesouro Nacional, 10.000% due 1/1/12	3,346,398
		Federative Republic of Brazil:
5,350,000		7.125% due 1/20/37 (g)	5,002,250
		Collective Action Securities:
2,185,000		8.750% due 2/4/25	2,327,025
7,298,000		Notes, 8.000% due 1/15/18 (g)	7,407,470
		Total Brazil	18,083,143
Colombia — 1.3%
		Republic of Colombia:
100,000		7.375% due 1/27/17	92,750
2,190,000		7.375% due 9/18/37 (g)	1,828,650
		Total Colombia	1,921,400
Ecuador — 0.3%
1,631,000		Republic of Ecuador, 10.000% due 8/15/30 (a)	472,990
Egypt — 0.3%
2,810,000	EGP	Arab Republic of Egypt, 8.750% due 7/18/12 (a)	419,213
Gabon — 0.2%
512,000		Gabonese Republic, 8.200% due 12/12/17 (a)	289,280
Indonesia — 1.1%
		Republic of Indonesia:
7,931,000,000	IDR	10.250% due 7/15/22	466,406
5,692,000,000	IDR	11.000% due 9/15/25	344,140
5,058,000,000	IDR	10.250% due 7/15/27	282,312
250,000		8.500% due 10/12/35 (a)	163,750
5,998,000,000	IDR	9.750% due 5/15/37	304,469
		Total Indonesia	1,561,077

See Notes to Schedule of Investments.

Western Asset Global Partners Income Fund Inc.

Schedule of Investments (unaudited) (continued)	November 30, 2008

Face Amount†	Security	Value
Mexico — 0.1%
160,000	United Mexican States, Medium-Term Notes, 5.625% due 1/15/17	$143,200
Panama — 1.7%
	Republic of Panama:
1,807,000	7.250% due 3/15/15	1,716,650
1,139,000	6.700% due 1/26/36 (g)	894,115
	Total Panama	2,610,765
Peru — 1.0%
	Republic of Peru:
381,000	Bonds, 6.550% due 3/14/37	300,990
	Global Bonds:
140,000	8.375% due 5/3/16	143,850
1,200,000	7.350% due 7/21/25 (g)	1,089,000
	Total Peru	1,533,840
Russia — 0.0%
42,000	Russian Federation, 12.750% due 6/24/28 (a)	48,510
Turkey — 9.0%
	Republic of Turkey:
575,000	11.875% due 1/15/30 (g)	764,750
9,650,000	Collective Action Securities, Notes, 7.375% due 2/5/25 (g)	7,864,750
7,026,000	Notes, 6.875% due 3/17/36 (g)	4,953,330
	Total Turkey	13,582,830
Venezuela — 3.7%
	Bolivarian Republic of Venezuela:
3,733,000	8.500% due 10/8/14	2,165,140
4,267,000	5.750% due 2/26/16 (a)	1,973,487
233,000	7.650% due 4/21/25	106,598
	Collective Action Securities:
1,982,000	9.375% due 1/13/34	1,030,640
391,000	Notes, 10.750% due 9/19/13	279,565
	Total Venezuela	5,555,430
	TOTAL SOVEREIGN BONDS (Cost — $67,619,510)	48,105,320
Shares
COMMON STOCKS — 0.0%
CONSUMER DISCRETIONARY — 0.0%
Household Durables — 0.0%
1,349,235	Home Interiors & Gifts Inc. (e)(f)*	1
10,194	Mattress Discounters Corp. (e)(f)*	0
5,389	Mattress Holding Corp. (e)(f)*	0
	TOTAL CONSUMER DISCRETIONARY	1
INDUSTRIALS — 0.0%
Machinery — 0.0%
5	Glasstech Inc. (e)(f)*	0
INFORMATION TECHNOLOGY — 0.0%
Computers & Peripherals — 0.0%
12,166	Axiohm Transaction Solutions Inc. (e)(f)*	0
	TOTAL COMMON STOCKS (Cost — $1,121,632)	1

See Notes to Schedule of Investments.

Western Asset Global Partners Income Fund Inc.

Schedule of Investments (unaudited) (continued)	November 30, 2008

Shares		Security	Value
PREFERRED STOCKS — 0.0%
CONSUMER DISCRETIONARY — 0.0%
Media — 0.0%
1		ION Media Networks Inc., Series B, 12.000%*	$715
FINANCIALS — 0.0%
Diversified Financial Services — 0.0%
6,800		Preferred Plus, Trust, Series FRD-1, 7.400%	30,600
300		Saturns, Series F 2003-5, 8.125%	1,590
4,091		TCR Holdings Corp., Class B Shares, 0.000% (e)(f)*	0
2,250		TCR Holdings Corp., Class C Shares, 0.000% (e)(f)*	0
5,932		TCR Holdings Corp., Class D Shares, 0.000% (e)(f)*	0
12,271		TCR Holdings Corp., Class E Shares, 0.000% (e)(f)*	0
		Total Diversified Financial Services	32,190
Thrifts & Mortgage Finance — 0.0%
11,600		Federal National Mortgage Association (FNMA), 8.250% (h)	12,644
		TOTAL FINANCIALS	44,834
INDUSTRIALS — 0.0%
Machinery — 0.0%
5		Glasstech Inc., 0.000% (e)(f)*	0
		TOTAL PREFERRED STOCKS (Cost — $414,156)	45,549
CONVERTIBLE PREFERRED STOCKS — 0.5%
FINANCIALS — 0.5%
Diversified Financial Services — 0.5%
940		Bank of America Corp.	568,700
7,800		Citigroup Inc.	200,460
		TOTAL CONVERTIBLE PREFERRED STOCKS (Cost — $1,323,882)	769,160
ESCROWED SHARES — 0.0%
625,000		Pillowtex Corp. (e)(f)* (Cost - $0)	0
Warrants
WARRANTS — 0.2%
9,125		Bolivarian Republic of Venezuela, Oil-linked payment obligations, Expires 4/15/20*	228,125
4,202		Pillowtex Corp., Expires 11/24/09(e)(f)*	0
		TOTAL WARRANTS (Cost — $3,107)	228,125
		TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost — $239,615,589)	147,626,338
Face Amount†
SHORT-TERM INVESTMENTS — 1.8%
Sovereign Bonds — 0.1%
		Bank Negara Malaysia Islamic Notes:
100,000	MYR	Zero coupon bond to yield 3.360% due 12/23/08	27,529
10,000	MYR	Zero coupon bond to yield 3.260% due 12/30/08	2,751
10,000	MYR	Zero coupon bond to yield 3.260% due 12/30/08	2,751
		Bank Negara Malaysia Monetary Notes:
40,000	MYR	Zero coupon bond to yield 3.200% due 12/16/08	11,020
70,000	MYR	Zero coupon bond to yield 3.250% due 12/16/08	19,284

See Notes to Schedule of Investments.

Western Asset Global Partners Income Fund Inc.

Schedule of Investments (unaudited) (continued)	November 30, 2008

Face Amount†		Security	Value
Sovereign Bonds — 0.1% (continued)
200,000	MYR	Zero coupon bond to yield 3.470% due 2/17/09	$54,794
		Total Sovereign Bonds (Cost — $123,284)	118,129
U.S. Government Agency — 0.1%
106,000		Federal National Mortgage Association (FNMA), Discount Notes, 1.384% - 1.825% due 12/15/08 (h)(i) (Cost - $105,942)	105,922
Repurchase Agreement — 1.6%
2,555,000		Morgan Stanley tri-party repurchase agreement dated 11/28/08, 0.180% due 12/1/08; Proceeds at maturity - $2,555,038; (Fully collateralized by U.S. government agency obligation, 3.875% due 8/25/11; Market value - $2,632,472) (Cost - $2,555,000)	2,555,000
		TOTAL SHORT-TERM INVESTMENTS (Cost — $2,784,226)	2,779,051
		TOTAL INVESTMENTS — 100.0% (Cost — $242,399,815#)	$150,405,389

*	Non-income producing security.
†	Face amount denominated in U.S. dollars, unless otherwise noted.
(a)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors, unless otherwise noted.

(b)	Payment-in-kind security for which part of the income earned may be paid as additional principal.
(c)	Security is currently in default.
(d)	Variable rate security. Interest rate disclosed is that which is in effect at November 30, 2008.
(e)	Illiquid security.
(f)	Security is valued in good faith at fair value by or under the direction of the Board of Directors (See Note 2).
(g)	All or a portion of this security is held by the counterparty as collateral for open reverse repurchase agreements.
(h)	On September 7, 2008, the Federal Housing Finance Agency placed Fannie Mae and Freddie Mac into Conservatorship.
(i)	Rate shown represents yield-to-maturity.
#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:
	BRL	-	Brazilian Real
	EGP	-	Egyptian Pound
	GDP	-	Gross Domestic Product
	IDR	-	Indonesian Rupiah
	MYR	-	Malaysian Ringgit
	OJSC	-	Open Joint Stock Company
	RUB	-	Russian Ruble

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1.  Organization and Significant Accounting Policies

Western Asset Global Partners Income Fund Inc. (the “Fund”) was incorporated in Maryland on September 3, 1993, and is registered as a non-diversified, closed-end management investment company under the Investment Company Act of 1940, as amended, (the “1940 Act”). The Fund’s investment objective seeks to maintain a high level of current income. As a secondary objective, the Fund seeks capital appreciation.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Repurchase Agreements.  When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults, and the market value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(b) Reverse Repurchase Agreements.  The Fund may enter into a reverse repurchase agreement in which the Fund sells a portfolio security  at a specified price with an agreement to purchase the same or substantially the same security from the same counterparty at a fixed or determinable price at a future date. When entering into reverse repurchase agreements, the Fund’s custodian delivers to the counterparty  liquid assets, the market value of which, at the inception of the transaction, at least equals the repurchase price (including accrued interest). The Fund pays interest on amounts obtained pursuant to reverse repurchase agreements. Reverse repurchase agreements are considered to be borrowings, which may create leverage risk to the Fund.

(c) Credit Default Swaps.  The Fund may enter into credit default swap (“CDS”) contracts for investment purposes, to manage its credit risk or to add leverage.  CDS agreements involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default by a third party, typically corporate issuers or sovereign issuers of an emerging country, on a specified obligation or in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising a credit index. The Fund may use a CDS to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where a Fund  has exposure to the sovereign issuer) or to take an active long or short position with respect to the likelihood of a particular issuer’s default. As a seller of protection, the Fund generally receives an upfront payment or a fixed rate of income throughout the term of the swap provided that there is no credit event. If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement the maximum potential amount of future payments (undiscounted) that the Fund could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement.  These potential amounts will be partially offset by any recovery values of the respective referenced obligations, or net amounts received from the settlement of buy protection credit default swap agreements entered into by the Fund for the same referenced entity or entities.  As the seller, the Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the notional amount of the swap. As a buyer of protection, the Fund generally receives an amount up to the notional value of the swap if a credit event occurs.

Implied credit spreads utilized in determining the period end market value of credit default swap agreements on corporate issues or sovereign issues of an emerging country are disclosed in the Notes to Schedule of Investments and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for credit derivatives.  Spreads are the theoretical price a lender receives for credit default protection.  When spreads rise, market perceived credit risk rises and when spreads fall, market perceived credit risk falls. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to enter into the agreement.  For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk.  Wider credit spreads and decreasing market values, when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Entering into a CDS agreement involves, to varying degrees, elements of credit, market and documentation risk. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreement may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreement, and that there will be unfavorable changes in net interest rates.

(d) Forward Foreign Currency Contracts. The Fund may enter into a forward foreign currency contract to hedge against foreign currency exchange rate risk on its non-U.S. dollar denominated securities or to facilitate settlement of a foreign currency denominated portfolio transaction.  A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price with delivery and settlement at a future date. The contract is marked-to-market daily and the change in value is recorded by the Fund as an unrealized gain or loss. When a forward foreign currency contract is closed, through either delivery or offset by entering into another forward foreign currency contract, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it was closed.

The Fund bears the risk of an unfavorable change in the foreign exchange rate underlying the forward foreign currency contract. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

Notes to Schedule of Investments (unaudited) (continued)

(e) Foreign Currency Translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates at the date of valuation.  Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

(f) Credit and Market Risk.  The Fund invests in high yield and emerging market instruments that are subject to certain credit and market risks. The yields of high yield and emerging market debt obligations reflect, among other things, perceived credit and market risks. The Fund’s investment in securities rated below investment grade typically involves risks not associated with higher rated securities including, among others, greater risk related to timely and ultimate payment of interest and principal, greater market price volatility and less liquid secondary market trading. The consequences of political, social, economic or diplomatic changes may have disruptive effects on the market prices of investments held by the Fund. The Fund’s investment in non-dollar denominated securities may also result in foreign currency losses caused by devaluations and exchange rate fluctuations.

(g) Security Transactions.  Security transactions are accounted for on a trade date basis.

2.  Investment Valuation

Effective September 1, 2008, the Fund adopted Statement of Financial Accounting Standards No. 157 (“FAS 157”).  FAS 157 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund’s investments, and requires additional disclosure about fair value.  The hierarchy of inputs is summarized below.

•                  Level 1 — quoted prices in active markets for identical investments

•                  Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•                  Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Debt securities are valued at the mean between the last quoted bid and asked prices provided by an independent pricing service that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various other relationships between securities. Publicly traded foreign government debt securities are typically traded internationally in the over-the-counter market, and are valued at the mean between the last quoted bid and asked prices as of the close of business of that market. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade.  When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund may value these securities at fair value as determined in accordance with the procedures approved by the Fund’s Board of Directors. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates fair value.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

	November 30, 2008	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Investments in Securities	$150,405,389	$814,709	$149,590,679	$1
Other Financial Instruments*	(1,476,778)	—	(1,476,778)	—
Total	$148,928,611	$814,709	$148,113,901	$1

* Other financial instruments may include swaps and forward contracts.

Notes to Schedule of Investments (unaudited) (continued)

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Investments in Securities
Balance as of August 31, 2008	$414,412

Accrued Premiums/Discounts	—
Realized Gain (Loss)	—
Change in unrealized appreciation (depreciation)	—
Net purchases (sales)	—
Transfers in and/or out of Level 3	(414,411)
Balance as of November 30, 2008	$1

3.  Investments

At November 30, 2008, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$331,777
Gross unrealized depreciation	(92,326,203)
Net unrealized depreciation	$(91,994,426)

Transactions in reverse repurchase agreements for the Fund during the period ended November 30, 2008 were as follows:

Average	Weighted	Maximum
Daily	Average	Amount
Balance	Interest Rate	Outstanding
$29,191,083	3.04%	$35,707,246

Interest rates on reverse repurchase agreements ranged from 0.75% to 7.00% during the period ended November 30, 2008. Interest expense incurred on reverse repurchase agreements totaled $224,011.

At November 30, 2008, the Fund had the following open reverse repurchase agreements:

Face
Amount	Security	Value

$379,820

Reverse Repurchase Agreement with Credit Suisse, dated 11/10/08 bearing 3.000% to be repurchased at $381,054 on 12/19/08, collateralized by: $700,000 America Movil SAB de CV Senior Notes, 5.625% due 11/15/17:

	Market value (including accrued interest) $592,037	$379,820

1,320,570

Reverse Repurchase Agreement with Credit Suisse, dated 11/25/08 bearing 2.750% to be repurchased at an amount and date to be determined, collateralized by: $2,190,000 Republic of Colombia, 7.375% due 9/18/37:

	Market value (including accrued interest) $1,861,666	1,320,570

Notes to Schedule of Investments (unaudited) (continued)

Face
Amount	Security	Value

$2,605,208

Reverse Repurchase Agreement with Credit Suisse, dated 11/25/08 bearing 1.250% to be repurchased at $2,607,379 on 12/19/08, collateralized by: $3,560,000 Federative Republic of Brazil, 7.125% due 1/20/37:

	Market value (including accrued interest) $3,420,962	$2,605,208

683,400

Reverse Repurchase Agreement with Credit Suisse, dated 11/10/08 bearing 3.000% to be repurchased at an amount and date to be determined, collateralized by: $1,139,000 Republic of Panama, 6.700% due 1/26/36:

	Market value (including accrued interest) $920,659	683,400

606,223

Reverse Repurchase Agreement with Credit Suisse, dated 11/25/08 bearing 2.500% to be repurchased at an amount and date to be determined, collateralized by: $575,000 Republic of Turkey, 11.875% due 1/15/30:

	Market value (including accrued interest) $790,541	606,223

3,888,891

Reverse Repurchase Agreement with Credit Suisse, dated 11/19/08 bearing 3.000% to be repurchased at an amount and date to be determined, collateralized by: $7,026,000 Republic of Turkey, 6.875% due 3/17/36:

	Market value (including accrued interest) $5,053,407	3,888,891

1,677,600	Reverse Repurchase Agreement with Credit Suisse, dated 11/10/08 bearing 3.000% to be repurchased at $1,683,052 on 12/19/08, collateralized by: $2,000,000 Republic of Brazil, 8.000% due 1/15/18:
	Market value (including accrued interest) $2,090,435	1,677,600

885,360

Reverse Repurchase Agreement with Credit Suisse, dated 11/10/08 bearing 4.000% to be repurchased at an amount and date to be determined, collateralized by: $1,200,000 Republic of Peru, 7.350% due 7/21/25:

	Market value (including accrued interest) $1,120,877	885,360

2,463,568

Reverse Repurchase Agreement with Credit Suisse, dated 11/10/08 bearing 3.000% to be repurchased at an amount and date to be determined, collateralized by: $4,280,000 Vale Overseas Ltd., Notes, 6.875% due 11/21/36:

	Market value (including accrued interest) $3,505,265	2,463,568

Notes to Schedule of Investments (unaudited) (continued)

Face
Amount	Security	Value

$266,175

Reverse Repurchase Agreement with JPMorgan Chase & Co., dated 10/27/08 bearing 0.750% to be repurchased at an amount and date to be determined, collateralized by: $1,050,000 Republic of Argentina, 8.280% due 12/31/33:

	Market value (including accrued interest) $362,081	$266,175

1,113,200

Reverse Repurchase Agreement with JPMorgan Chase & Co., dated 10/27/08 bearing 3.750% to be repurchased at an amount and date to be determined, collateralized by: $1,760,000 Federative Republic of Brazil, 7.125% due 1/20/37:

	Market value (including accrued interest) $1,691,262	1,113,200

5,727,275

Reverse Repurchase Agreement with JPMorgan Chase & Co., dated 10/27/08 bearing 4.000% to be repurchased at an amount and date to be determined, collateralized by: $9,650,000 Republic of Turkey, 7.375% due 2/5/25:

	Market value (including accrued interest) $8,092,954	5,727,275

2,015,000

Reverse Repurchase Agreement with JPMorgan Chase & Co., dated 10/27/08 bearing 3.750% to be repurchased at an amount and date to be determined, collateralized by: $2,600,000 Federative Republic of Brazil, 8.000% due 1/15/18:

	Market value (including accrued interest) $2,717,565	2,015,000

	Total Reverse Repurchase Agreements
	(Cost —$23,632,290)	$23,632,290

At November 30, 2008, the Fund had the following open forward foreign currency contracts:

	Local Currency	Market Value	Settlement Date	Unrealized Gain (Loss)
Contracts to Buy:
New Russian Ruble	10,630,620	$376,671	12/8/08	$(36,329)
New Russian Ruble	8,252,103	292,394	12/8/08	(28,313)
New Russian Ruble	4,401,980	155,141	12/11/08	(16,185)
New Russian Ruble	5,411,010	190,703	12/11/08	(18,297)
				(99,124)

Contracts to Sell:
Euro	122,585	155,630	12/8/08	18,416
Euro	159,690	202,738	12/8/08	23,814
Euro	121,000	153,614	12/11/08	17,713
				59,943
Net Unrealized Loss on Open Forward Foreign Currency Contracts				$(39,181)

Notes to Schedule of Investments (unaudited) (continued)

At November 30, 2008, the Fund had the following open swap contracts:

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION (1)

SWAP COUNTERPARTY (REFERENCE ENTITY)	NOTIONAL AMOUNT (2)	TERMINATION DATE	IMPLIED CREDIT SPREAD AT NOVEMBER 30, 2008 (3)	PERIODIC PAYMENTS RECEIVED BY THE FUND ‡	MARKET VALUE	UPFRONT PREMIUMS PAID/ (RECEIVED)	UNREALIZED APPRECIATION/ (DEPRECIATION)
Credit Suisse First Boston Inc. (Visteon Corp. 8.250% due 8/1/10)	$600,000	12/20/08	186.50%	5.000% quarterly	$(44,718)	$(42,000)	$(2,718)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - BUY PROTECTION (4)

SWAP COUNTERPARTY (REFERENCE ENTITY)	NOTIONAL AMOUNT (2)	TERMINATION DATE	PERIODIC PAYMENTS MADE BY THE FUND ‡	MARKET VALUE (5)	UPFRONT PREMIUMS PAID/ (RECEIVED)	UNREALIZED APPRECIATION/ (DEPRECIATION)
Barclay’s Capital Inc. (CDX North America Investment Grade High Volatility Index #10)	$290,001	6/20/13	3.500% quarterly	$27,361	$11,493	$15,868
Barclay’s Capital Inc. (CDX North America Investment Grade High Volatility Index #10)	96,667	6/20/13	3.500% quarterly	9,121	4,252	4,869
				$36,482	$15,745	$20,737

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION (1)

SWAP COUNTERPARTY (REFERENCE ENTITY)	NOTIONAL AMOUNT (2)	TERMINATION DATE	PERIODIC PAYMENTS RECEIVED BY THE FUND ‡	MARKET VALUE (5)	UPFRONT PREMIUMS PAID/ (RECEIVED)	UNREALIZED APPRECIATION/ (DEPRECIATION)
Barclay’s Capital Inc. (CDX North America Investment Grade High Volatility Index #8)	$12,600,000	6/20/12	0.750% quarterly	$(1,620,068)	$(342,413)	$(1,277,655)
Credit Suisse First Boston Inc. (CDX North America High Yield Index)	700,000	6/20/13	5.000% quarterly	(154,659)	(67,181)	(87,478)
Credit Suisse First Boston Inc. (CDX North America High Yield Index)	700,000	6/20/13	5.000% quarterly	(154,650)	(64,167)	(90,483)
				$(1,929,377)	$(473,761)	$(1,455,616)

(1) If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2) The maximum potential amount the Fund could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(3) Implied credit spreads utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

(4) If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the underlying securities comprising the referenced index.

(5) The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement been closed/sold as of the period end. Decreasing market values when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

‡  Percentage shown is an annual percentage rate.

4.  Loan

At November 30, 2008, the Fund had a $55,000,000 loan available pursuant to an amended and restated revolving credit and security agreement, dated as of November 20, 2006, among the Fund, CHARTA, LLC (as successor by assignment to Panterra Funding, LLC, th e “Lender”) and Citibank N.A. (“Citibank”) as a secondary lender, for which Citibank also acts as administrative agent. The loan generally bears interest at a variable rate based on the weighted average interest rates of the commercial paper or LIBOR, plus any applicable margin. In addition, the Fund pays a commitment fee on the total credit available, whether used or unused. Securities held by the Fund are subject to a lien, granted to the lenders, to the extent of the borrowing outstanding and any additional expenses.

5.  Recent Accounting Pronouncement

In March 2008, the Financial Accounting Standards Board issued the Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (“FAS 161”). FAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. FAS 161 requires enhanced disclosures about the Fund’s derivative and hedging activities, including how such activities are accounted for and their effect on the Fund’s financial position, performance and cash flows. Management is currently evaluating the impact the adoption of FAS 161 will have on the Fund’s financial statements and related disclosures.

ITEM 2.                  CONTROLS AND PROCEDURES.

(a)           The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)           There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.                  EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Western Asset Global Partners Income Fund Inc.

By	/s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer

Date:  January 28, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer

Date:  January 28, 2009

By	/s/ Kaprel Ozsolak
Kaprel Ozsolak
Chief Financial Officer

Date:   January 28, 2009